Schedule I - Condensed Financial Information Of Parent (Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 184	$ 248	$ 538
Accounts and notes receivable - affiliates	354	424
Other current assets	98	151
Total current assets	3,585	5,737
Other non-current assets	667	760
TOTAL ASSETS	22,219	23,723
LIABILITIES AND EQUITY
Short-term debt		148
Other current liabilities	168	195
Total current liabilities	2,660	3,373
Long-term debt	5,802	5,853
Other deferred credits and liabilities	642	424
Commitments and Contingencies
Retained earnings	1,006	2,369
Accumulated other comprehensive income (loss)	(8)	(50)
Total equity	6,767	8,068	7,884
TOTAL LIABILITIES AND EQUITY	22,219	23,723
Parent Company [Member]
ASSETS
Cash and cash equivalents	23	3	4	24
Advances to money pool	316	340
Accounts and notes receivable - affiliates	31	57
Other current assets	49
Total current assets	419	400
Investments in subsidiaries - continuing operations	6,288	6,327
Equity Method Investments - Discontinued Operations	(326)	1,155
Note receivable - affiliates	462	425
Other non-current assets	320	333
TOTAL ASSETS	7,163	8,640
LIABILITIES AND EQUITY
Short-term debt		148
Accounts payable - affiliates	10	13
Other current liabilities	33	62
Total current liabilities	43	223
Long-term debt	424	424
Other deferred credits and liabilities	80	74
Total liabilities	547	721
Common stock, $.01 par value, 400.0 shares authorized – shares outstanding of 242.6	2	2
Other paid-in capital, principally premium on common stock	5,616	5,598
Retained earnings	1,006	2,369
Accumulated other comprehensive income (loss)	(8)	(50)
Total equity	6,616	7,919
TOTAL LIABILITIES AND EQUITY	$ 7,163	$ 8,640